Net Revenue - Schedule of Revenue by Significant Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 86,184,182	$ 77,182,547	$ 72,918,123
Domestic sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	63,734,781	57,186,180	54,501,282
Export sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 22,449,401	$ 19,996,367	$ 18,416,841